Related Party Balances and Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenues	$ 33,010	$ 34,050	$ 37,233
Expenses:
Cost of revenues	9,917	8,866	10,488
Operating expenses:
Research and development, net	18,578	15,503	10,562
Sales and marketing, net	10,514	11,426	10,996
General and administrative	3,674	3,391	4,191
Related Party [Member]
Related Party Transaction [Line Items]
Revenues		16,369	24,559
Expenses:
Cost of revenues	297	163	201
Operating expenses:
Research and development, net	716	507	371
Sales and marketing, net	155	212	217
General and administrative	177	191	293
Capital expenses	$ 12	$ 40	$ 9